AMERICAN GENERAL LIFE
INSURANCE COMPANY
P.O. Box 4382 - Houston, Texas 77210                           A Subsidiary of
713-522-1111                                      American General Corporation

Law Department

Writer's Direct Number
(713) 831-3633


                                  May 6, 1998


BY EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D. C. 20549


         Re:  American General Life Insurance Company of
                New York ("AGNY")
              American General Life Insurance Company of
                New York Separate Account E ("Registrant")
              File No. 333-32387 and No. 811-3050
              CIK No. 0000316304
              --------------------------------------------


Commissioners:

      Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus and statement of additional information contained in its most recent amendment to its Form N-4 Registration Statement ("Amendment"), as required by Rule 497(c) under the 1933 Act and as informed by Rule 309(b) of Regulation S-T.

      Registrant hereby certifies that:

      (1) the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment, and

      (2) the Amendment, which is designated as Post-Effective Amendment No. 1 under the 1933 Act and as Amendment No. 20 under the Investment Company Act of 1940, was filed electronically on April 29, 1998.

U.S. Securities and Exchange Commission
May 6, 1998
Page 2

      Please direct any inquiry regarding the foregoing to the undersigned or to Gary O. Cohen at (202-457-5107).

                         Very truly yours,

                         American General Life Insurance Company, of New York,
                           on behalf of its Separate Account E


                         By:/s/ PAULETTA P. COHN
                         -----------------------
                         Pauletta P. Cohn
                         Assistant Secretary